Distribution Date:	01/18/24	Wells Fargo Commercial Mortgage Trust 2021-C61
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2021-C61

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Wells Fargo Bank, National Association
Bond / Collateral Reconciliation - Balances	9		Commercial Servicing		commercial.servicing@wellsfargo.com
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	15-17
			Attention: Brian Hanson	(202) 715-9500	CWCAMContractNotices@cwcapital.com
Mortgage Loan Detail (Part 2)	18-20		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Principal Prepayment Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	22	Representations Reviewer
			Don Simon	(203) 660-6100
Delinquency Loan Detail	23
			PO Box 4839 | Greenwich, CT 06831 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003QAA7	1.161000%	18,512,000.00	11,474,121.99	313,455.60	11,101.21	0.00	0.00	324,556.81	11,160,666.39	30.29%	30.00%
A-2	95003QAC3	2.503000%	108,135,000.00	108,135,000.00	0.00	225,551.59	0.00	0.00	225,551.59	108,135,000.00	30.29%	30.00%
A-SB	95003QAE9	2.525000%	28,529,000.00	28,529,000.00	0.00	60,029.77	0.00	0.00	60,029.77	28,529,000.00	30.29%	30.00%
A-3	95003QAG4	2.406000%	116,100,000.00	116,100,000.00	0.00	232,780.50	0.00	0.00	232,780.50	116,100,000.00	30.29%	30.00%
A-4	95003QAS8	2.658000%	263,816,000.00	263,816,000.00	0.00	584,352.44	0.00	0.00	584,352.44	263,816,000.00	30.29%	30.00%
A-S	95003QBG3	2.861000%	24,844,000.00	24,844,000.00	0.00	59,232.24	0.00	0.00	59,232.24	24,844,000.00	27.01%	26.75%
B	95003QBS7	3.113000%	38,221,000.00	38,221,000.00	0.00	99,151.64	0.00	0.00	99,151.64	38,221,000.00	21.96%	21.75%
C	95003QCC1	3.312000%	41,087,000.00	41,087,000.00	0.00	113,400.12	0.00	0.00	113,400.12	41,087,000.00	16.53%	16.38%
D	95003QCQ0	2.500000%	27,711,000.00	27,711,000.00	0.00	57,731.25	0.00	0.00	57,731.25	27,711,000.00	12.87%	12.75%
E	95003QCS6	2.500000%	8,817,000.00	8,817,000.00	0.00	18,368.75	0.00	0.00	18,368.75	8,817,000.00	11.71%	11.60%
F-RR	95003QCV9	4.019645%	11,249,000.00	11,249,000.00	0.00	37,680.82	0.00	0.00	37,680.82	11,249,000.00	10.22%	10.13%
G-RR	95003QCX5	4.019645%	12,421,000.00	12,421,000.00	0.00	41,606.68	0.00	0.00	41,606.68	12,421,000.00	8.58%	8.50%
H-RR	95003QCZ0	4.019645%	10,511,000.00	10,511,000.00	0.00	35,208.74	0.00	0.00	35,208.74	10,511,000.00	7.19%	7.13%
J-RR	95003QDB2	4.019645%	10,511,000.00	10,511,000.00	0.00	35,208.74	0.00	0.00	35,208.74	10,511,000.00	5.81%	5.75%
K-RR	95003QDD8	4.019645%	7,644,000.00	7,644,000.00	0.00	25,605.14	0.00	0.00	25,605.14	7,644,000.00	4.80%	4.75%
L-RR*	95003QDF3	4.019645%	36,310,400.00	36,310,400.00	0.00	121,629.10	0.00	0.00	121,629.10	36,310,400.00	0.00%	0.00%
R	95003QDG1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			764,418,400.00	757,380,521.99	313,455.60	1,758,638.73	0.00	0.00	2,072,094.33	757,067,066.39

X-A	95003QBC2	1.488506%	535,092,000.00	528,054,121.99	0.00	655,009.61	0.00	0.00	655,009.61	527,740,666.39
X-B	95003QBE8	0.888252%	104,152,000.00	104,152,000.00	0.00	77,094.39	0.00	0.00	77,094.39	104,152,000.00
X-D	95003QCN7	1.519645%	36,528,000.00	36,528,000.00	0.00	46,258.00	0.00	0.00	46,258.00	36,528,000.00
Notional SubTotal			675,772,000.00	668,734,121.99	0.00	778,362.00	0.00	0.00	778,362.00	668,420,666.39

Deal Distribution Total					313,455.60	2,537,000.73	0.00	0.00	2,850,456.33

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003QAA7	619.82076437	16.93256266	0.59967643	0.00000000	0.00000000	0.00000000	0.00000000	17.53223909	602.88820171
A-2	95003QAC3	1,000.00000000	0.00000000	2.08583336	0.00000000	0.00000000	0.00000000	0.00000000	2.08583336	1,000.00000000
A-SB	95003QAE9	1,000.00000000	0.00000000	2.10416664	0.00000000	0.00000000	0.00000000	0.00000000	2.10416664	1,000.00000000
A-3	95003QAG4	1,000.00000000	0.00000000	2.00500000	0.00000000	0.00000000	0.00000000	0.00000000	2.00500000	1,000.00000000
A-4	95003QAS8	1,000.00000000	0.00000000	2.21500000	0.00000000	0.00000000	0.00000000	0.00000000	2.21500000	1,000.00000000
A-S	95003QBG3	1,000.00000000	0.00000000	2.38416680	0.00000000	0.00000000	0.00000000	0.00000000	2.38416680	1,000.00000000
B	95003QBS7	1,000.00000000	0.00000000	2.59416656	0.00000000	0.00000000	0.00000000	0.00000000	2.59416656	1,000.00000000
C	95003QCC1	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
D	95003QCQ0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	95003QCS6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F-RR	95003QCV9	1,000.00000000	0.00000000	3.34970397	0.00000000	0.00000000	0.00000000	0.00000000	3.34970397	1,000.00000000
G-RR	95003QCX5	1,000.00000000	0.00000000	3.34970453	0.00000000	0.00000000	0.00000000	0.00000000	3.34970453	1,000.00000000
H-RR	95003QCZ0	1,000.00000000	0.00000000	3.34970412	0.00000000	0.00000000	0.00000000	0.00000000	3.34970412	1,000.00000000
J-RR	95003QDB2	1,000.00000000	0.00000000	3.34970412	0.00000000	0.00000000	0.00000000	0.00000000	3.34970412	1,000.00000000
K-RR	95003QDD8	1,000.00000000	0.00000000	3.34970434	0.00000000	0.00000000	0.00000000	0.00000000	3.34970434	1,000.00000000
L-RR	95003QDF3	1,000.00000000	0.00000000	3.34970422	0.00000000	0.01550988	0.00000000	0.00000000	3.34970422	1,000.00000000
R	95003QDG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003QBC2	986.84734960	0.00000000	1.22410653	0.00000000	0.00000000	0.00000000	0.00000000	1.22410653	986.26155201
X-B	95003QBE8	1,000.00000000	0.00000000	0.74021037	0.00000000	0.00000000	0.00000000	0.00000000	0.74021037	1,000.00000000
X-D	95003QCN7	1,000.00000000	0.00000000	1.26637100	0.00000000	0.00000000	0.00000000	0.00000000	1.26637100	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/23 - 12/30/23	30	0.00	11,101.21	0.00	11,101.21	0.00	0.00	0.00	11,101.21	0.00
A-2	12/01/23 - 12/30/23	30	0.00	225,551.59	0.00	225,551.59	0.00	0.00	0.00	225,551.59	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	60,029.77	0.00	60,029.77	0.00	0.00	0.00	60,029.77	0.00
A-3	12/01/23 - 12/30/23	30	0.00	232,780.50	0.00	232,780.50	0.00	0.00	0.00	232,780.50	0.00
A-4	12/01/23 - 12/30/23	30	0.00	584,352.44	0.00	584,352.44	0.00	0.00	0.00	584,352.44	0.00
X-A	12/01/23 - 12/30/23	30	0.00	655,009.61	0.00	655,009.61	0.00	0.00	0.00	655,009.61	0.00
X-B	12/01/23 - 12/30/23	30	0.00	77,094.39	0.00	77,094.39	0.00	0.00	0.00	77,094.39	0.00
A-S	12/01/23 - 12/30/23	30	0.00	59,232.24	0.00	59,232.24	0.00	0.00	0.00	59,232.24	0.00
B	12/01/23 - 12/30/23	30	0.00	99,151.64	0.00	99,151.64	0.00	0.00	0.00	99,151.64	0.00
C	12/01/23 - 12/30/23	30	0.00	113,400.12	0.00	113,400.12	0.00	0.00	0.00	113,400.12	0.00
X-D	12/01/23 - 12/30/23	30	0.00	46,258.00	0.00	46,258.00	0.00	0.00	0.00	46,258.00	0.00
D	12/01/23 - 12/30/23	30	0.00	57,731.25	0.00	57,731.25	0.00	0.00	0.00	57,731.25	0.00
E	12/01/23 - 12/30/23	30	0.00	18,368.75	0.00	18,368.75	0.00	0.00	0.00	18,368.75	0.00
F-RR	12/01/23 - 12/30/23	30	0.00	37,680.82	0.00	37,680.82	0.00	0.00	0.00	37,680.82	0.00
G-RR	12/01/23 - 12/30/23	30	0.00	41,606.68	0.00	41,606.68	0.00	0.00	0.00	41,606.68	0.00
H-RR	12/01/23 - 12/30/23	30	0.00	35,208.74	0.00	35,208.74	0.00	0.00	0.00	35,208.74	0.00
J-RR	12/01/23 - 12/30/23	30	0.00	35,208.74	0.00	35,208.74	0.00	0.00	0.00	35,208.74	0.00
K-RR	12/01/23 - 12/30/23	30	0.00	25,605.14	0.00	25,605.14	0.00	0.00	0.00	25,605.14	0.00
L-RR	12/01/23 - 12/30/23	30	561.29	121,629.10	0.00	121,629.10	0.00	0.00	0.00	121,629.10	563.17
Totals			561.29	2,537,000.73	0.00	2,537,000.73	0.00	0.00	0.00	2,537,000.73	563.17

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (EC)	95003QAG4	2.406000%	116,100,000.00	116,100,000.00	0.00	232,780.50	0.00	0.00	232,780.50	116,100,000.00
A-3-1	95003QAJ8	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	95003QAL3	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	95003QAN9	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	95003QAQ2	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (EC)	95003QAS8	2.658000%	263,816,000.00	263,816,000.00	0.00	584,352.44	0.00	0.00	584,352.44	263,816,000.00
A-4-1	95003QAU3	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95003QAW9	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95003QAY5	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95003QBA6	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	95003QBG3	2.861000%	24,844,000.00	24,844,000.00	0.00	59,232.24	0.00	0.00	59,232.24	24,844,000.00
A-S-1	95003QBJ7	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95003QBL2	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95003QBN8	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95003QBQ1	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	95003QBS7	3.113000%	38,221,000.00	38,221,000.00	0.00	99,151.64	0.00	0.00	99,151.64	38,221,000.00
B-1	95003QBU2	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95003QBW8	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	95003QBY4	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95003QCA5	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	95003QCC1	3.312000%	41,087,000.00	41,087,000.00	0.00	113,400.12	0.00	0.00	113,400.12	41,087,000.00
C-1	95003QCE7	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95003QCG2	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95003QCJ6	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95003QCL1	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,420,340,000.00	484,068,000.00	0.00	1,088,916.94	0.00	0.00	1,088,916.94	484,068,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	95003QAJ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	95003QAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	95003QAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95003QAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	95003QBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95003QBL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	95003QBU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95003QBW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	95003QCE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	95003QCG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	95003QAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	95003QAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	95003QAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95003QBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95003QBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95003QBQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	95003QBY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95003QCA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95003QCJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95003QCL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	2,850,456.33
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,549,665.43	Master Servicing Fee	4,531.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,068.84
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	326.09
ARD Interest	0.00	Operating Advisor Fee	1,252.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	195.66
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,549,665.43	Total Fees	12,664.69

Principal		Expenses/Reimbursements
Scheduled Principal	313,455.60	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	313,455.60	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,537,000.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	313,455.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,850,456.33
Total Funds Collected	2,863,121.03	Total Funds Distributed	2,863,121.02

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	757,380,522.42	757,380,522.42	Beginning Certificate Balance	757,380,521.99
(-) Scheduled Principal Collections	313,455.60	313,455.60	(-) Principal Distributions	313,455.60
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	757,067,066.82	757,067,066.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	757,380,522.42	757,380,522.42	Ending Certificate Balance	757,067,066.39
Ending Actual Collateral Balance	757,078,124.66	757,078,124.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.43)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.43)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.02%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	1	1,910,000.00	0.25%	94	4.4400	2.720400	1.40 or less	1	3,970,000.00	0.52%	94	4.6700	1.183200
2,000,001 to 3,000,000	2	4,975,000.00	0.66%	94	4.4636	1.797347	1.41 to 1.50	2	24,128,074.40	3.19%	88	3.9362	1.448782
3,000,001 to 4,000,000	11	38,838,415.07	5.13%	93	3.9230	2.286480	1.51 to 1.60	2	45,922,627.88	6.07%	89	5.0111	1.593083
4,000,001 to 5,000,000	2	9,412,519.34	1.24%	94	3.7279	2.663378	1.61 to 1.70	6	51,264,923.71	6.77%	94	3.9675	1.676705
5,000,001 to 6,000,000	5	27,113,097.95	3.58%	81	3.9241	2.601475	1.71 to 1.80	1	13,437,074.32	1.77%	94	3.6600	1.805100
6,000,001 to 7,000,000	4	26,552,951.48	3.51%	93	3.9838	2.384136	1.81 to 1.90	5	62,914,710.01	8.31%	94	3.8146	1.861154
7,000,001 to 8,000,000	3	22,892,680.75	3.02%	87	3.4247	3.243315	1.91 to 2.00	4	34,179,672.63	4.51%	94	3.8440	1.926503
8,000,001 to 9,000,000	6	49,905,098.99	6.59%	90	4.0408	2.452981	2.01 to 2.50	15	259,168,084.34	34.23%	87	3.9537	2.265762
9,000,001 to 10,000,000	2	19,939,346.67	2.63%	84	3.7492	3.470217	2.51 to 3.00	16	165,194,548.89	21.82%	67	3.6867	2.681810
10,000,001 to 15,000,000	12	151,454,455.52	20.01%	84	3.9454	2.418229	3.01 to 3.51	5	60,812,350.64	8.03%	73	3.8459	3.239194
15,000,001 to 20,000,000	5	90,081,266.76	11.90%	67	3.7356	2.433698	3.51 to 4.00	3	24,075,000.00	3.18%	93	3.5876	3.718338
20,000,001 to 30,000,000	5	116,992,234.29	15.45%	67	3.7372	2.150077	4.01 or greater	2	12,000,000.00	1.59%	93	3.1767	5.218067
30,000,001 to 50,000,000	2	72,000,000.00	9.51%	94	4.5250	1.885750	Totals	62	757,067,066.82	100.00%	84	3.9094	2.358202
50,000,001 or greater	2	125,000,000.00	16.51%	94	3.8195	2.278484
Totals	62	757,067,066.82	100.00%	84	3.9094	2.358202
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	3,355,454.78	0.44%	89	3.2215	1.984008	North Carolina	1	2,350,000.00	0.31%	91	3.5000	4.716200
Arizona	3	13,543,812.68	1.79%	93	3.2000	3.125880	North Dakota	1	94,771.60	0.01%	71	4.8500	1.533300
California	10	85,491,122.96	11.29%	92	3.6560	2.519534	Ohio	7	20,735,073.29	2.74%	78	3.6530	2.026711
Colorado	1	19,883.49	0.00%	71	4.8500	1.533300	Oklahoma	3	24,259,800.78	3.20%	88	3.9411	1.449241
Connecticut	1	361,718.30	0.05%	32	3.5160	2.638900	Oregon	2	13,250,498.66	1.75%	94	3.5157	2.178566
Florida	11	133,435,196.76	17.63%	93	3.8867	2.472842	Pennsylvania	5	20,493,633.78	2.71%	67	3.9244	2.375083
Georgia	6	23,119,740.49	3.05%	84	3.8051	2.724885	South Carolina	2	4,010,000.00	0.53%	93	4.2542	2.367956
Illinois	10	27,347,400.72	3.61%	64	4.5773	2.348506	South Dakota	2	11,940,877.79	1.58%	72	4.3864	2.428960
Indiana	3	12,190,776.44	1.61%	28	3.7014	2.584819	Tennessee	4	28,979,428.87	3.83%	94	3.9108	1.813541
Iowa	2	335,115.62	0.04%	71	4.8500	1.533300	Texas	7	77,298,312.63	10.21%	90	3.8390	2.465081
Kansas	6	9,369,990.41	1.24%	91	3.9375	3.471880	Utah	1	148,774.14	0.02%	71	4.8500	1.533300
Kentucky	1	563,854.99	0.07%	32	3.5160	2.638900	Virginia	8	31,898,210.48	4.21%	88	3.5580	2.017474
Louisiana	2	495,570.01	0.07%	46	4.0052	2.233475	Washington	3	22,304,961.48	2.95%	74	4.2311	2.197582
Maine	1	457,467.26	0.06%	32	3.5160	2.638900	Wisconsin	2	5,167,727.13	0.68%	31	3.5622	2.625413
Maryland	2	7,499,228.29	0.99%	93	3.3499	2.607005	Wyoming	6	1,817,280.11	0.24%	71	4.8500	1.533300
Michigan	21	37,643,113.83	4.97%	90	3.7779	2.196472	Totals	165	757,067,066.82	100.00%	84	3.9094	2.358202
Minnesota	2	3,437,051.54	0.45%	94	3.9597	1.918107
									Property Type³
Mississippi	1	5,025,000.00	0.66%	94	4.1500	2.617100
Missouri	3	1,613,193.92	0.21%	45	3.9439	2.284301		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Montana	2	370,830.33	0.05%	71	4.8500	1.533300		Properties	Balance	Agg. Bal.			DSCR¹
Nebraska	4	1,029,868.98	0.14%	71	4.8500	1.533300	Industrial	16	89,672,465.49	11.84%	63	3.8500	2.701131
Nevada	5	28,310,491.61	3.74%	56	3.7865	3.445070	Lodging	46	27,300,525.68	3.61%	86	4.8334	2.302075
New Jersey	1	393,634.62	0.05%	32	3.5160	2.638900	Mixed Use	5	127,840,000.00	16.89%	82	3.9764	2.012510
New Mexico	3	959,541.76	0.13%	71	4.8500	1.533300	Mobile Home Park	16	26,663,097.95	3.52%	94	3.9947	1.875143
New York	8	95,948,656.28	12.67%	77	4.3777	2.014919	Multi-Family	14	94,062,074.32	12.42%	94	3.7624	2.509854
							Office	13	173,544,809.15	22.92%	93	3.9882	2.175938
							Retail	47	167,504,094.22	22.13%	75	3.8408	2.529490
							Self Storage	8	50,480,000.00	6.67%	94	3.5306	2.770647
							Totals	165	757,067,066.82	100.00%	84	3.9094	2.358202

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	11	103,365,031.85	13.65%	94	3.3283	2.894631	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	11	145,649,435.44	19.24%	57	3.6296	2.518446	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	20	342,283,343.50	45.21%	90	3.8711	2.279842	25 months to 36 months	57	705,715,929.04	93.22%	84	3.8786	2.368372
	4.001% to 4.250%	7	34,838,097.95	4.60%	93	4.1405	2.090455	37 months to 48 months	4	42,428,509.90	5.60%	73	4.2236	2.362527
	4.251% to 4.500%	8	67,956,482.48	8.98%	81	4.3906	2.370952	49 months or greater	1	8,922,627.88	1.18%	71	4.8500	1.533300
	4.501% to 4.750%	2	6,845,000.00	0.90%	94	4.6994	1.364436	Totals	62	757,067,066.82	100.00%	84	3.9094	2.358202
	4.751% to 5.000%	1	8,922,627.88	1.18%	71	4.8500	1.533300
	5.001% to 5.250%	1	37,000,000.00	4.89%	93	5.0500	1.607500
	5.251% or greater	1	10,207,047.72	1.35%	94	5.5900	2.204800
	Totals	62	757,067,066.82	100.00%	84	3.9094	2.358202
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	105,666,004.88	13.96%	31	3.7116	2.669563	Interest Only	30	435,668,851.00	57.55%	81	3.8562	2.440248
	61 months or greater	56	651,401,061.94	86.04%	92	3.9415	2.307695	300 months or less	2	26,974,781.76	3.56%	47	4.2343	2.728533
	Totals	62	757,067,066.82	100.00%	84	3.9094	2.358202	301 months or greater	30	294,423,434.06	38.89%	91	3.9582	2.202867
								Totals	62	757,067,066.82	100.00%	84	3.9094	2.358202
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	13,313,851.00	1.76%	28	3.7100	2.260000			No outstanding loans in this group
	12 months or less	58	673,053,215.82	88.90%	84	3.8644	2.398644
	13 months to 24 months	3	70,700,000.00	9.34%	93	4.3751	1.991697
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	757,067,066.82	100.00%	84	3.9094	2.358202
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310959968	OF	The Woodlands	TX	Actual/360	3.827%	230,683.06	0.00	0.00	N/A	10/11/31	--	70,000,000.00	70,000,000.00	01/11/24
2	28002449	MU	Miami Beach	FL	Actual/360	3.810%	180,445.83	0.00	0.00	N/A	12/06/31	--	55,000,000.00	55,000,000.00	01/06/24
3	300572271	Various Various		NY	Actual/360	5.050%	160,898.61	0.00	0.00	N/A	10/06/31	--	37,000,000.00	37,000,000.00	01/06/24
4	325790004	MF	Various	FL	Actual/360	3.970%	119,651.39	0.00	0.00	N/A	12/06/31	--	35,000,000.00	35,000,000.00	01/06/24
5	325790005	IN	Various	Various	Actual/360	3.710%	63,894.44	0.00	0.00	N/A	05/06/26	--	20,000,000.00	20,000,000.00	01/06/24
5A	325790105				Actual/360	3.710%	42,534.06	0.00	0.00	N/A	05/06/26	--	13,313,851.00	13,313,851.00	01/06/24
6	325790006	MU	New York	NY	Actual/360	3.599%	77,488.38	0.00	0.00	N/A	07/06/26	--	25,000,000.00	25,000,000.00	01/06/24
7	28002438	MU	Santa Clarita	CA	Actual/360	3.799%	81,784.03	0.00	0.00	N/A	10/06/31	--	25,000,000.00	25,000,000.00	01/06/24
8	310959854	Various Various		Various	Actual/360	3.516%	72,058.47	0.00	0.00	N/A	09/11/26	--	23,800,000.00	23,800,000.00	01/11/24
9	324921003	OF	Nashville	TN	Actual/360	3.860%	74,877.88	34,956.92	0.00	N/A	11/06/31	--	22,527,191.21	22,492,234.29	01/06/24
10	300572283	MH	Various	Various	Actual/360	3.950%	70,408.75	0.00	0.00	N/A	11/06/31	--	20,700,000.00	20,700,000.00	01/06/24
11	310958868	RT	Reno	NV	Actual/360	3.930%	61,221.23	38,334.86	0.00	N/A	12/01/26	--	18,090,488.74	18,052,153.88	01/01/24
12	310958162	RT	Highland	CA	Actual/360	3.720%	58,028.38	0.00	0.00	N/A	09/11/31	--	18,115,000.00	18,115,000.00	01/11/24
13	307331256	OF	Alexandria	VA	Actual/360	3.390%	50,378.59	29,148.94	0.00	N/A	12/06/31	--	17,257,868.17	17,228,719.23	01/06/24
14	307331255	OF	Tulsa	OK	Actual/360	3.930%	56,552.72	25,580.19	0.00	N/A	11/06/31	--	16,710,973.84	16,685,393.65	01/06/24
15	410959118	SS	Thousand Oaks	CA	Actual/360	3.253%	39,216.72	0.00	0.00	N/A	11/11/31	--	14,000,000.00	14,000,000.00	01/11/24
16	325790016	MF	Various	OH	Actual/360	3.660%	42,417.59	21,705.70	0.00	N/A	11/06/31	--	13,458,780.02	13,437,074.32	01/06/24
17	300572059	RT	Lacey	WA	Actual/360	4.405%	50,308.09	20,841.90	0.00	N/A	01/06/30	--	13,262,724.38	13,241,882.48	01/06/24
18	324921002	IN	Plainview	NY	Actual/360	4.400%	52,097.22	0.00	0.00	N/A	11/06/31	--	13,750,000.00	13,750,000.00	01/06/24
19	610959510	SS	Flagstaff	AZ	Actual/360	3.131%	35,049.81	0.00	0.00	N/A	11/11/31	--	13,000,000.00	13,000,000.00	01/11/24
20	307331251	RT	Salem	OR	Actual/360	3.490%	39,068.61	0.00	0.00	N/A	11/06/31	--	13,000,000.00	13,000,000.00	01/06/24
21	325790021	MF	Webster	NY	Actual/360	3.850%	40,943.68	0.00	0.00	N/A	10/06/31	--	12,350,000.00	12,350,000.00	01/06/24
22	325790022	RT	Mitchell	SD	Actual/360	4.381%	44,533.18	0.00	0.00	N/A	01/06/30	--	11,804,600.00	11,804,600.00	01/06/24
23	410959614	SS	Lake Orion	MI	Actual/360	3.535%	35,615.12	0.00	0.00	N/A	11/11/31	--	11,700,000.00	11,700,000.00	01/11/24
24	325790024	OF	Various	FL	Actual/360	4.365%	43,789.44	0.00	0.00	N/A	11/06/31	--	11,650,000.00	11,650,000.00	01/06/24
25	300572281	LO	Marion	IL	Actual/360	5.590%	49,185.83	11,026.27	0.00	N/A	11/06/31	--	10,218,073.99	10,207,047.72	01/06/24
26	28002368	RT	Tamarac	FL	Actual/360	4.000%	34,283.20	13,840.26	0.00	N/A	03/06/30	--	9,953,186.93	9,939,346.67	01/06/24
27	300572293	MF	Las Vegas	NV	Actual/360	3.500%	30,138.89	0.00	0.00	N/A	11/06/31	--	10,000,000.00	10,000,000.00	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	323010403	LO	Various	Various	Actual/360	4.850%	37,362.74	23,554.89	0.00	N/A	12/06/29	--	8,946,182.77	8,922,627.88	01/06/24
29	325790029	IN	Park City	KS	Actual/360	3.850%	28,345.62	0.00	0.00	N/A	10/06/31	--	8,550,000.00	8,550,000.00	01/06/24
30	307331253	LO	Middleburg	FL	Actual/360	3.870%	27,271.59	12,674.26	0.00	N/A	11/06/31	--	8,183,524.35	8,170,850.09	01/06/24
31	410958704	RT	Concord	CA	Actual/360	3.429%	23,764.37	13,623.26	0.00	N/A	10/11/31	--	8,048,214.73	8,034,591.47	01/11/24
32	325790032	OF	Savannah	GA	Actual/360	3.921%	27,477.59	11,061.49	0.00	N/A	11/06/31	--	8,138,091.04	8,127,029.55	01/06/24
33	300572285	IN	Pasadena	CA	Actual/360	4.250%	29,643.75	0.00	0.00	N/A	11/06/31	--	8,100,000.00	8,100,000.00	01/06/24
34	325790034	IN	Thousand Oaks	CA	Actual/360	3.015%	20,770.00	0.00	0.00	N/A	11/06/31	--	8,000,000.00	8,000,000.00	01/06/24
35	28002363	RT	Enid	OK	Actual/360	3.950%	25,358.32	12,604.66	0.00	N/A	03/06/30	--	7,455,285.41	7,442,680.75	01/06/24
36	325790036	MF	Cambridge	MD	Actual/360	3.340%	21,427.03	0.00	0.00	N/A	10/06/31	--	7,450,000.00	7,450,000.00	01/06/24
37	28002425	RT	Aylett	VA	Actual/360	3.766%	22,583.90	11,057.84	0.00	N/A	10/06/31	--	6,964,009.32	6,952,951.48	12/06/23
38	325790038	RT	North Bend	WA	Actual/360	4.066%	23,808.69	0.00	0.00	N/A	11/06/31	--	6,800,000.00	6,800,000.00	01/06/24
39	325790039	MF	Venice	FL	Actual/360	3.640%	20,373.89	0.00	0.00	N/A	10/06/31	--	6,500,000.00	6,500,000.00	01/06/24
40	300572280	SS	Various	Various	Actual/360	4.490%	24,358.25	0.00	0.00	N/A	11/06/31	--	6,300,000.00	6,300,000.00	01/06/24
41	300572272	MH	Various	MI	Actual/360	4.150%	21,341.23	8,797.18	0.00	N/A	10/06/31	--	5,971,895.13	5,963,097.95	01/06/24
42	325790042	MF	Jacksonville	FL	Actual/360	3.340%	15,890.51	0.00	0.00	N/A	10/06/31	--	5,525,000.00	5,525,000.00	01/06/24
43	300572273	IN	South Holland	IL	Actual/360	4.360%	20,649.44	0.00	0.00	N/A	10/06/26	--	5,500,000.00	5,500,000.00	01/06/24
44	325790044	RT	Various	MI	Actual/360	3.600%	15,810.00	0.00	0.00	N/A	10/06/31	--	5,100,000.00	5,100,000.00	01/06/24
45	307331252	RT	Corinth	MS	Actual/360	4.150%	17,957.40	0.00	0.00	N/A	11/06/31	--	5,025,000.00	5,025,000.00	01/06/24
46	300572276	RT	Hiram	GA	Actual/360	3.620%	14,979.28	7,809.22	0.00	N/A	11/06/31	--	4,805,328.56	4,797,519.34	01/06/24
47	325790047	IN	Harrisonburg	VA	Actual/360	3.840%	15,260.27	0.00	0.00	N/A	10/06/31	--	4,615,000.00	4,615,000.00	01/06/24
48	300572279	IN	Philadelphia	PA	Actual/360	3.620%	12,133.21	6,325.47	0.00	N/A	11/06/31	--	3,892,316.25	3,885,990.78	01/06/24
49	410958396	RT	Various	Various	Actual/360	3.500%	12,055.56	0.00	0.00	N/A	08/11/31	--	4,000,000.00	4,000,000.00	01/11/24
50	300572278	MU	New York	NY	Actual/360	4.670%	15,964.91	0.00	0.00	N/A	11/06/31	--	3,970,000.00	3,970,000.00	01/06/24
51	300572284	MF	New York	NY	Actual/360	4.270%	13,972.39	0.00	0.00	N/A	11/06/31	--	3,800,000.00	3,800,000.00	01/06/24
52	610958085	RT	Socorro	TX	Actual/360	4.033%	12,849.59	0.00	0.00	N/A	07/11/31	--	3,700,000.00	3,700,000.00	01/11/24
53	300572275	SS	Gainesville	GA	Actual/360	3.880%	11,927.77	0.00	0.00	N/A	11/06/31	--	3,570,000.00	3,570,000.00	01/06/24
54	300572292	RT	Farmington	MN	Actual/360	3.950%	11,564.72	0.00	0.00	N/A	11/06/31	--	3,400,000.00	3,400,000.00	01/06/24
55	307331254	RT	Macon	GA	Actual/360	3.830%	10,523.05	4,980.10	0.00	N/A	11/06/31	--	3,190,683.24	3,185,703.14	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
56	300572269	RT	Moody	AL	Actual/360	3.200%	8,631.10	5,532.19	0.00	N/A	10/06/31	--	3,132,253.34	3,126,721.15	01/06/24
57	300572291	OF	Goodlettsville	TN	Actual/360	4.150%	11,256.88	0.00	0.00	N/A	11/06/31	--	3,150,000.00	3,150,000.00	01/06/24
58	300572290	RT	Murfreesboro	TN	Actual/360	3.950%	10,374.24	0.00	0.00	N/A	11/06/31	--	3,050,000.00	3,050,000.00	01/06/24
59	300572286	OF	Thousand Oaks	CA	Actual/360	4.740%	11,734.79	0.00	0.00	N/A	11/06/31	--	2,875,000.00	2,875,000.00	01/06/24
60	325790060	OF	Boiling Springs	SC	Actual/360	4.085%	7,387.58	0.00	0.00	N/A	10/06/31	--	2,100,000.00	2,100,000.00	01/06/24
61	325790061	SS	Greenville	SC	Actual/360	4.440%	7,302.57	0.00	0.00	N/A	11/06/31	--	1,910,000.00	1,910,000.00	01/06/24
Totals							2,549,665.43	313,455.60	0.00				757,380,522.42	757,067,066.82
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,284,703.34	18,805,017.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,832,695.14	2,164,745.23	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,627,784.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,201,468.00	1,863,761.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,079,303.60	2,480,451.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,880,048.00	7,027,521.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,708,994.02	1,382,902.96	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,636,197.20	3,328,631.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,334,169.83	1,169,977.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,663,277.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	14,722,686.00	14,972,580.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,262,564.84	1,531,930.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,771,706.61	1,503,026.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,889,372.25	1,349,550.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,314,780.35	626,757.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,867,322.76	375,560.37	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,854,438.20	1,433,742.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,132,397.03	869,068.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,328,575.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,153,966.57	838,383.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,313,148.36	981,993.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,296,472.27	999,495.53	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,092,523.00	804,717.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,358,923.75	1,332,296.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,631,728.26	1,766,661.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,413,150.15	839,672.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,098,073.91	1,027,931.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	18,533,718.86	19,211,792.09	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,296,307.00	954,501.38	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,816,235.54	1,729,663.74	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	790,576.93	580,915.90	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	934,979.00	758,798.82	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	614,797.47	460,364.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,302,928.22	1,060,099.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	738,016.68	558,641.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	692,738.33	514,466.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	849,984.00	624,094.65	01/01/23	09/30/23	--	0.00	0.00	33,611.76	33,611.76	0.00	0.00
38	644,685.00	473,729.84	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	568,237.00	522,698.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	698,705.66	594,139.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	706,638.20	475,845.47	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	685,334.99	553,395.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	618,871.21	470,813.17	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	361,223.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	503,238.20	489,609.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	829,739.36	647,313.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	465,134.40	235,509.21	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	436,349.28	386,960.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	624,518.13	522,850.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	169,985.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	271,311.00	141,530.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	330,376.00	247,781.82	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	389,064.70	277,979.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	2,391.74	0.00
54	262,000.00	196,500.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	389,924.00	341,999.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	329,065.00	246,799.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	310,310.00	286,737.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	233,000.00	174,750.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	191,617.26	172,422.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	187,751.26	140,221.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	186,778.96	179,147.23	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	142,183,403.03	104,239,657.90				0.00	0.00	33,611.76	33,611.76	2,391.74	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909375%	3.889956%	84
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909398%	3.889979%	85
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909424%	3.890006%	86
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909446%	3.890029%	87
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909471%	3.890055%	88
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909493%	3.890077%	89
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909514%	3.890099%	90
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909539%	3.890125%	91
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909560%	3.890147%	92
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909584%	3.890172%	93
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909605%	3.890194%	94
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909634%	3.890224%	94
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
37	28002425	12/06/23	0	B	33,611.76	33,611.76	0.00	6,964,009.32
Totals					33,611.76	33,611.76	0.00	6,964,009.32

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		105,666,005	105,666,005		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		651,401,062	651,401,062		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	757,067,067	757,067,067	0	0	0	0
Dec-23	757,380,522	757,380,522	0	0	0	0
Nov-23	757,713,864	757,713,864	0	0	0	0
Oct-23	758,014,135	758,014,135	0	0	0	0
Sep-23	758,333,519	758,333,519	0	0	0	0
Aug-23	758,631,680	758,631,680	0	0	0	0
Jul-23	758,928,826	758,928,826	0	0	0	0
Jun-23	759,245,197	759,245,197	0	0	0	0
May-23	759,540,255	759,540,255	0	0	0	0
Apr-23	759,854,612	759,854,612	0	0	0	0
Mar-23	760,147,596	760,147,596	0	0	0	0
Feb-23	760,483,994	760,483,994	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 31

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31